BORROWINGS - Narrative (Details) $ in Millions, $ in Millions	Jun. 30, 2026 USD ($)	Mar. 31, 2026 CAD ($)	Dec. 31, 2025 USD ($)
Commercial paper
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 1,100		$ 194
Interest rate (%)	4.20%		4.30%
Medium Term Notes
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 3,434		$ 3,187
Interest rate (%)	4.60%		4.50%
Medium Term Notes | Series 20 (C$500)
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 352	$ 500	$ 0
Interest rate (%)	5.20%	5.20%	0.00%